Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables
Trade and Other Receivables
(13)	Trade and Other Receivables

Details at 31 December 2025 and 2024 are as follows:

		Millions of Euros
	Reference	31/12/2025	31/12/2024

Current contract assets		83	36
Trade receivables		619	687
Receivables from associates	Note 31	55	39
Impairment losses		(23)	(21)
Trade receivables		651	705
Other receivables	Note 30 (c)	13	11
Personnel		1	1
Advance payments	Note 30 (c)	7	6
Taxation authorities, VAT recoverable		55	54
Other public entities		25	6
Other receivables		101	78
Current income tax assets		17	53
Total current contract assets, trade and other receivables		852	872

Current contract assets

Short‑term contract assets relate to outstanding performance obligations arising from installment agreements entered into by certain Group companies. These contractual obligations are generally settled within a period of less than 12 months. Trade receivables arising from this line of business, which generally have maturities ranging from 60 to 120 days, are recognized when the right to consideration becomes unconditional. This occurs at the time when biological drugs produced from plasma provided by the customer are delivered to the customer. These transactions are measured at cost of sales plus margin, provided that such margin can be reliably estimated.

Credit risk is recognized through valuation adjustments to contract assets. The allowance for doubtful accounts is determined as the difference between the nominal value of contract assets and the estimated recoverable amount.

Impairment losses

The following represent the carrying amount of the trade and other receivables and contractual assets categorized by due date as of 31 December 2025 is as follows:

	Millions of Euros
		Total gross carrying		Total net third party
	ECL Rate	amount	Provision	trade receivables
Not matured	0.19%	522	(1)	521
Past due 0-30 days	0.19%	142	—	142
Past due 31-60 days	0.62%	25	—	25
Past due 61-90 days	2.03%	9	—	9
Past due 91-180 days	3.01%	19	(1)	18
Past due 181-365 days	8.52%	12	(1)	11
More than one year	100%	21	(13)	8
Customers with objective evidence of impairment		7	(7)	—
		757	(23)	734

The following represent the carrying amount of the trade and other receivables and contractual assets categorized by due date as of 31 December 2024 is as follows:

	Millions of Euros
		Total gross carrying		Total net third party
	ECL Rate	amount	Provision	trade receivables
Not matured	0.19%	622	(1)	621
Past due 0-30 days	0.19%	19	(1)	18
Past due 31-60 days	0.62%	24	—	24
Past due 61-90 days	2.03%	17	—	17
Past due 91-180 days	3.01%	36	(1)	35
Past due 181-365 days	8.52%	16	(1)	15
More than one year	100%	17	(6)	11

Customers with objective evidence of impairment		11	(11)	—
		762	(21)	741

Movement in the bad debt provision was as follows:

	Millions of Euros
	31/12/2025	31/12/2024	31/12/2023
Opening balance	21	32	32
Net charges for the year	8	5	7
Net cancellations for the year	(5)	(17)	(7)
Transfers	—	—	—
Translation differences	(1)	1	—
Closing balance	23	21	32

The Group also records impairment allowances representing the best estimate of expected losses on trade receivables and other accounts receivable. For trade receivables, the simplified approach is applied, estimating expected losses over the entire life of the asset, while for other financial assets the general model is used. Monitoring of portfolios without specific signs of impairment is performed using a provision matrix based on ageing. For trade receivables related to Middle Eastern customers overdue for more than one year, the matrix percentages have been adjusted to reflect specific default patterns. For other financial assets, the Group has assessed their recoverability and concluded that there is no significant risk of default. These allowances are based on historical experience and the ageing of balances, and are reviewed periodically to reflect changes in risk. Thanks to the strong credit quality of customers and the fact that collection periods are generally short, around 30 days, the impact of these allowances has not been significant.

Assignment of credit rights

During 2025, 2024 and 2023, the Group has sold receivables without recourse to some financial institutions (factors), to which the risks and benefits inherent to the ownership of the assigned credits are substantially transferred. Also, the control over the assigned credits, understood as the factor’s ability to sell them to an unrelated third party, unilaterally and without restrictions, has been transferred to the factor.

The main conditions of these contracts include the advanced collection of the assigned credits that vary between 70% and 100% of the nominal amount and a percentage of insolvency risk coverage on the factor side that varies between 90% and 100% of the nominal of the assigned credits. These contracts have been considered as without recourse factoring and the amount advanced by the factors has been derecognized from the balance sheet.

At 31 December 2025, the finance cost of credit rights sold for the Group totals Euros 14 million which has been recognized under finance costs in the consolidated statement of profit and loss for (Euros 31 million in 2024 and Euros 25 million in 2023) (note 25).

The volume of net invoices that have been sold without recourse to various financial institutions which would not have been collected as of 31 December 2025, totals Euros 325 million (Euros 312 million at 31 December 2024).

Details of balances with related parties are shown in note 31.